NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Long-term portion		$ 1,210,000
Notes Payable [Member]
Principal balance	$ 76,500,000
Fair value of the warrants	(2,433,000)
Original issue discount	(1,500,000)
Debt issuance costs	(5,282,000)
Outstanding balance, net	67,285,000
Current portion	1,461,000
Long-term portion	$ 65,824,000